Concentration of Credit Risk and Significant Customers (Details) - Customer Concentration Risk	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue | Customer A
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	67.30%	14.60%
Revenue | Customer B
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	26.00%	51.10%
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	44.00%		60.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Percentage of revenue or accounts receivable	36.10%		20.40%